Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
(5)	Investment Securities

The amortized cost and estimated fair values of investment securities available for sale (in thousands) at December 31, 2011 and 2010 were as follows.

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. agency securities	$48,854	$1,101	$35	$49,920
Mortgage-backed securities	224,578	5,688	330	229,936
State and municipal securities	529	79	—	608
Corporate bonds	2,811	—	115	2,696
Equity securities	1,341	1	32	1,310

Total investment securities available for sale	$278,113	$6,869	$512	$284,470

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. agency securities	$89,849	$371	$1,518	$88,702
Mortgage-backed securities	241,970	3,115	1,737	243,348
Equity securities	2,101	127	41	2,187

Total investment securities available for sale	$333,920	$3,613	$3,296	$334,237

Debt securities with unrealized losses totaling $480 thousand at December 31, 2011 included fourteen mortgage-backed securities, three U.S. agency securities, and one corporate bond. The severity and duration of this unrealized loss will fluctuate with interest rates in the economy.

The Company's unrealized losses on equity securities were caused by what management deems to be transitory fluctuations in market valuation. At December 31, 2011, nine equity securities experienced an unrealized loss of $32 thousand. All identified impairments on equity securities were taken in the periods identified.

For the year ended December 31, 2011, proceeds from sales of investment securities available for sale were $69.9 million and resulted in net realized gains of $1.5 million. Proceeds from available-for-sale securities amounted to $2.6 million and $84.1 million and resulted in realized gains of $468 thousand and $4.3 million for the years ended December 31, 2010 and 2009, respectively.

Unrealized losses

Information pertaining to securities with gross unrealized losses (in thousands) at December 31, 2011 and 2010, aggregated by investment category and length of time that the individual securities have been in a continuous loss position is as follows.

	2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
U.S. agency securities	$9,599	$35	$—	$—	$9,599	$35
Mortgage-backed securities	35,730	281	3,066	49	38,796	330
Corporate bonds	2,696	115	—	—	2,696	115
Equity securities	—	—	89	32	89	32

	$48,025	$431	$3,155	$81	$51,180	$512

	2010
	Less than 12 Months		12 Months or More		Total
Description of Securities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
U.S. agency securities	$4,758	$1,518	$—	$—	$4,758	$1,518
Mortgage-backed securities	71,057	1,737	—	—	71,057	1,737
Equity securities	121	1	93	40	214	41

	$75,936	$3,256	$93	$40	$76,029	$3,296

Other-than-temporary impairment ("OTTI")

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. In determining OTTI, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the security or it is more likely than not will be required to sell the security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current period credit loss. If an entity intends to sell or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, less any current period credit loss, the OTTI shall be recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current period loss, the OTTI shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

During 2011 and 2010, equity securities with a cost basis of $586 thousand and $81 thousand, respectively, were determined to be other-than-temporarily impaired. Impairment losses of $401 thousand and $67 thousand were recognized through noninterest income during 2011 and 2010, respectively. No additional amount was included in accumulated other comprehensive income in the equity section of the balance sheet for these securities as of December 31, 2011. Management has evaluated the unrealized losses associated with the remaining equity securities as of December 31, 2011 and, in management's opinion, the unrealized losses are temporary and it is our intention to hold these securities until their value recovers. A rollforward of the cumulative other-than-temporary impairment losses (in thousands) recognized in earnings for all equity securities for years ended December 31, 2010 and 2011 is as follows.

December 31, 2009	$3,030
Less: Realized gains for securities sales	(2,378)
Add: Loss where impairment was not previously recognized	52
Add: Loss where impairment was previously recognized	15

December 31, 2010	719
Less: Realized gains for securities sales	—
Add: Loss where impairment was not previously recognized	309
Add: Loss where impairment was previously recognized	92

December 31, 2011	$1,120

Maturities of investment securities

The amortized cost and estimated fair value of investment securities available for sale (in thousands) that are not determined to be other-than-temporarily impaired by contractual maturity at December 31, 2011 and 2010 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Equity securities do not have contractual maturities.

	2011		2010
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due after one year but less than five years	$7,300	$7,386	$5,670	$5,884
Due after five years but less than ten years	26,183	26,679	35,222	34,688
Due after ten years	243,289	249,095	290,927	291,478
Equity securities	1,341	1,310	2,101	2,187

Total available-for-sale securities	$278,113	$284,470	$333,920	$334,237

Federal Home Loan Bank ("FHLB")

The Company's investment in FHLB stock totaled $14.5 million at December 31, 2011. FHLB stock is generally viewed as a long-term investment and as a restricted investment security because it is required to be held in order to receive FHLB advances (i.e. borrowings). It is carried at cost as there is no market for the stock other than the FHLB or member institutions. Therefore, when evaluating FHLB stock for impairment, its value is based on ultimate recoverability of the par value rather than by recognizing temporary declines in value. The Company does not consider this investment to be other-than-temporarily impaired at December 31, 2011, and no impairment has been recognized.

Pledged securities

Investment securities at estimated fair value (in thousands) that were pledged to secure deposits or outstanding borrowings or were pledged to secure potential future borrowings at December 31, 2011 and 2010 were as follows.

	2011	2010
Public deposits	$21,437	$9,316
Treasury, tax, and loan deposits	—	2,509
Federal Home Loan Bank borrowings	88,024	86,749
Federal Reserve Bank borrowings	1,347	1,738
Repurchase agreements	13,154	21,864
Housing and Urban Development	385	497
Other	1,745	—

	$126,092	$122,673